Insurance Contracts - Summary of Sensitivity Analysis of Net Income and Shareholders' Equity to Changes in Various Underwriting Risks (Detail) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018
On Share Holders Equity Insurance Contracts [member] | Twenty Percentage Increase In Lapse Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of shareholders' equity	€ 152	€ 94
On Share Holders Equity Insurance Contracts [member] | Twenty Percentage Decrease In Lapse Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of shareholders' equity	(169)	(139)
On Share Holders Equity Insurance Contracts [member] | Ten Percentage Increase In Mortality Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of shareholders' equity	261	252
On Share Holders Equity Insurance Contracts [member] | Ten Percentage Decrease In Mortality Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of shareholders' equity	(322)	(418)
On Share Holders Equity Insurance Contracts [member] | Ten Percentage Increase In Morbidity Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of shareholders' equity	(370)	(525)
On Share Holders Equity Insurance Contracts [member] | Ten Percentage Decrease In Morbidity Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of shareholders' equity	191	183
Insurance [member] | Twenty Percentage Increase In Lapse Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of net income	143	109
Insurance [member] | Twenty Percentage Decrease In Lapse Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of net income	(156)	(154)
Insurance [member] | Ten Percentage Increase In Mortality Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of net income	192	63
Insurance [member] | Ten Percentage Decrease In Mortality Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of net income	(240)	(210)
Insurance [member] | Ten Percentage Increase In Morbidity Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of net income	(376)	(446)
Insurance [member] | Ten Percentage Decrease In Morbidity Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of net income	€ 196	€ 125